INTANGIBLE ASSETS, NET (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET
Trade name, Gross and Net Carrying Amount	131,608	150,292
Finite-lived intangible assets
Accumulated amortization	(147,015)	(136,907)
Intangible assets
Gross Carrying Amount	368,095	405,013
Less: accumulated amortization	(147,015)	(136,907)
Net Carrying Amount	221,080	268,106
Impairment loss	0		0
Amortization expenses for intangible assets of continuing operations	27,767	34,274	49,043
Amortization expenses for intangible assets of continuing operations included in cost of sales	10,222	14,265	16,560
Estimated amortization expenses for each of the future annual periods
2014	19,983
2015	11,757
2016	9,276
2017	4,916
2018	4,907
Cumulatively thereafter	38,633
21st School
Intangible assets
Impairment loss		15,928
Student populations
Finite-lived intangible assets
Gross carrying amount	66,090	82,440
Accumulated amortization	(55,975)	(62,295)
Intangible assets, net	10,115	20,145
Intangible assets
Less: accumulated amortization	(55,975)	(62,295)
Student populations | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	2 years 9 months 18 days
Student populations | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	15 years
Software
Finite-lived intangible assets
Gross carrying amount	91,352	93,203
Accumulated amortization	(71,659)	(60,181)
Intangible assets, net	19,693	33,022
Intangible assets
Less: accumulated amortization	(71,659)	(60,181)
Impairment loss		2,781
Software | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	3 years
Software | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	5 years
Customer relationships
Finite-lived intangible assets
Gross carrying amount	7,390	7,390
Accumulated amortization	(3,272)	(2,235)
Intangible assets, net	4,118	5,155
Intangible assets
Less: accumulated amortization	(3,272)	(2,235)
Customer relationships | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	1 year 9 months 18 days
Customer relationships | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	5 years 8 months 12 days
Cooperative agreements
Finite-lived intangible assets
Gross carrying amount	5,230	5,263
Accumulated amortization	(2,021)	(1,346)
Intangible assets, net	3,209	3,917
Intangible assets
Less: accumulated amortization	(2,021)	(1,346)
Cooperative agreements | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	1 year 3 months 18 days
Cooperative agreements | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	10 years
Favorable leases
Finite-lived intangible assets
Gross carrying amount	63,237	63,237
Accumulated amortization	(13,786)	(10,652)
Intangible assets, net	49,451	52,585
Intangible assets
Less: accumulated amortization	(13,786)	(10,652)
Favorable leases | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	9 months 18 days
Favorable leases | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	20 years
Non-compete agreement
Finite-lived intangible assets
Gross carrying amount	3,188	3,188
Accumulated amortization	(302)	(198)
Intangible assets, net	2,886	2,990
Intangible assets
Less: accumulated amortization	(302)	(198)
Non-compete agreement | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	3 years
Non-compete agreement | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	4 years 6 months
Trade name
Intangible assets
Impairment loss		188,835
Internal use software development cost
Finite-lived intangible assets
Gross carrying amount		13,369	9,973
Intangible assets
Amortization expenses for intangible assets of continuing operations	11,729	12,645	10,007
Internal use software development cost | Minimum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	4 years	4 years	4 years
Internal use software development cost | Maximum
Estimated amortization expenses for each of the future annual periods
Estimated useful life of costs capitalized	5 years	5 years	5 years